October 27, 2004

VIA EDGAR

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Teknik Digital Arts, Inc.
Registration Statement on Form SB-2
File No. 333-118101

Ladies and Gentlemen:

     On behalf of Teknik Digital Arts, Inc., a Nevada corporation (the “Company”), there is hereby transmitted for filing, pursuant to the Electronic Data Gathering, Analysis and Retrieval system, Amendment No. 1 to the Registration Statement on Form SB-2 (the “SB-2 Amendment”) of the Company for registration under the Securities Act of 1933, as amended (the “Securities Act”), of the resale of up to 4,440,000 shares of the Company’s common stock to be sold by the selling shareholders described therein.

     The SB-2 Amendment has been prepared in response to the Staff’s comments to such filing. The Staff’s comments are set forth in a letter, dated September 14, 2004, from Barbara Jacobs, Assistant Director, addressed to John R. Ward, Chairman and Chief Financial Officer of the Company. Responses to such comments are set forth below and are keyed to the above-referenced comment letter. Unless otherwise noted, all references to page numbers refer to the SB-2 Amendment filed herewith.

REGISTRATION STATEMENT ON FORM SB-2

Outside Front Cover Page

1.	We note from the cover page and page 25 of the filing that the price at which your common shares are sold may be based on prices prevailing at the time of sale, or on prices relating to such prevailing market prices, or on negotiated prices. As there is not yet a market for your common shares, please revise the outside front cover page of the prospectus to include the following language:

“The selling shareholders will sell at a price of $x.xx (or a range) per share until our shares are quoted on the OTC Bulletin Board and thereafter at prevailing market prices or privately negotiated prices.”

     We have revised the disclosure on the cover page in accordance with your comment.

United States Securities and Exchange Commission
October 27, 2004

2.	Please delete the reference to the “NASDAQ Over-the-Counter Bulletin Board.” Instead, you may indicate that the OTCBB is administered by NASDAQ.

     We have revised the disclosure on the cover page in accordance with your comment.

The Offering

3.	Please revise the “Use of Proceeds” paragraph to indicate that the warrants covering 3,300,000 shares of common stock have an initial exercise price of $2.50. Additionally, similarly revise your risk factor entitled, “If we are unable to obtain substantial additional financing we may not be able to remain in business.”

     We have revised the disclosure on pages 4 and 7 in accordance with your comment.

Risk Factors

4.	You are required to disclose the “most significant factors” that make this offering speculative or risky. Please revise the first paragraph of this section to indicate clearly that you are describing the material risks associated with the offering of shares of your common stock. Refer to Item 503 of Regulation S-K. In addition, to the extent that you do not deem certain other risks material at this time, you should not refer to them in this section. In this regard, please delete the language indicating that the “risks and uncertainties described [in your risk factors section] are not the only ones facing [the Company]” and that “[a]dditional risks and uncertainties that [you] are unaware of or that [you] currently deem immaterial, also may become important factors that adversely affect [the Company].”

     We have revised the disclosure on page 6 in accordance with your comment.

5.	Some of your subheadings merely state a fact about your business without fully describing the risks associated with that fact. For example, we note “We may not successfully develop new products and services” and “We will be dependent on hardware platform manufacturers for the manufacture, marketing, distribution and support of products that we develop for their platforms.” Where you have not already done so, please revise each of your subheadings to ensure that they disclose the specific risk or risks that you are discussing in the text.

     We have revised the disclosure on pages 8, 10 and 11 in accordance with your comment.

6.	We note from page 24 that your common shares will be subject to “penny stock” rules. Please revise your “Risk Factors” section to include a discussion of the penny stock rules and the additional risks they pose to investors.

     We have revised the disclosure on page 13 in accordance with your comment.

United States Securities and Exchange Commission
October 27, 2004

7.	Please revise this section to add a discussion regarding the risks associated with relying on third parties, such as Quicksilver and Playentertainment, for the intellectual property necessary to market your products.

     We have revised the disclosure on page 9 in accordance with your comment..

If we endeavor to expand our limited presence in international markets we will become subject to additional business risks, p.8

8.	Please revise this risk factor to indicate the extent to which you have any current international presence. Additionally, we note that you refer to the expansion of your international presence in “Plan of Operations.” Please revise that section to include more information about your current international operations, as well.

     We have revised the disclosure on pages 10 and 18 in accordance with your comment to clarify our current lack of international activities.

As a new investor, you will experience immediate and substantial dilution in the value of our common stock, p.11

9.	Please revise the text of this risk factor to provide quantified information regarding the effect of dilution to shareholders after the offering.

     We have revised the disclosure on pages 13 and 15 in accordance with your comment. We note that we will not be able to provide the actual dilution effect number until the initial offering price is known.

Use of Proceeds

10.	You state that the proceeds from exercises of the warrants, if any, will be used for general corporate purposes, including working capital, research and development and expansion of sales and marketing activities. Item 504 of Regulation S-B requires that you state how the net proceeds will be used, indicating the amount to be used for each purpose or, alternatively, if you have no current specific plans, that you disclose this fact and discuss the principal reasons for the offering. Have you prepared business plans to incur expenses or engage in activities that could not be funded with the cash flow you anticipate from continuing operations? If so, it appears that you have a plan to use the funds from the potential exercise of the warrants, which you should more specifically disclose. Please provide a detailed supplemental analysis and revise as appropriate.

     We have revised the disclosure on page 15 in accordance with your comment. We advise you supplementally that the Company currently has no specific business plans to incur expenses or engage in activities that could not be funded from anticipated cash flow from operations and its revolving credit facility.

United States Securities and Exchange Commission
October 27, 2004

Selling Security Holders

11.	It does not appear that any of the legal entities named as selling stockholders are reporting companies. Accordingly, please disclose the individual or individuals who exercise the voting and/or dispositive powers with respect to the securities to be offered for resale by such legal entities. See Interpretation I.60 of the July 1997 manual of publicly available CF telephone interpretations, as well as interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the CF telephone interpretation manual.

     We have revised the disclosure on page 16 in accordance with your comment.

12.	It does not appear that any of the selling stockholders are registered broker-dealers. Please confirm. Additionally, if any of the selling stockholders are affiliates of registered broker-dealers, expand the prospectus disclosure to indicate whether they acquired the securities to be resold in the ordinary course of business. Also indicate whether at the time of the acquisition they had any agreements, understandings or arrangements with any other persons, either directly or indirectly, to dispose of the securities.

     We have been advised by the Company that none of the selling stockholders are registered broker dealers and each has advised us they have no such agreements, understandings or arrangements.

13.	We note that an affiliate of the company is offering 3.9 million shares, or approximately 47% of your common stock issued and outstanding as of the date of this prospectus. Please note that we often take the view that a large offering by selling security holders who are affiliates of the issuer is, in essence, an offering “by or on behalf of the registrant” “at the market” that must comply with the requirements of Rule 415(a)(4). Please supplementally tell us what consideration you have given to whether CodeFire Acquisition Corp.’s offering is really an offering by or on behalf of the company subject to the requirements of Rule 415 (a)(4). We may have further comment upon review of your response.

     For the reasons set forth below, we respectfully submit that Rule 415(a)(4) is inapplicable because the offering (i) is a secondary offering and (ii) is not being made “into an existing trading market,” “through the facilities of a national securities exchange” or “through a market maker” as required by Rule 415(a)(4) to be an “at the market offering.”

     The Registration Statement relates to the resale from time to time of up to 4,440,000 shares of common stock of Teknik (the “Shares”). CodeFire Acquisition Corporation (“CAC”) currently holds 1,000,000 of these Shares and warrants to purchase an additional [3,000,000] of Teknik’s common stock. These Shares and warrants were issued to CAC on December 31, 2003 as consideration for CAC providing a $500,000 line of credit. The other 440,000 Shares being registered represent warrants held by Fortune Labs, LLC (“Fortune”) issued to Fortune in December, 2003 pursuant to the terms of a software agreement with Teknik.

United States Securities and Exchange Commission
October 27, 2004

     Fortune and CAC has previously requested that Teknik register the Shares and Teknik filed the Registration Statement on August 10, 2004.

     The offering of the Shares should not be deemed a primary offering. The Registration Statement is for the resale of shares by Fortune and CAC, not by Teknik. The decision to dispose of the Shares was made by Fortune and CAC. While CAC is arguably an affiliate of Teknik (a point we do not and believe need not consider), that does not alter our view.

     The Commission addressed the issue of the use of Form S-3 by affiliates in the Manual of Publicly Available Telephone Interpretations (July 1997) Part H Item 20. Although the Company is not S-3 eligible, the reasoning regarding the determination of a secondary offering is instructive:

A number of persons have asked whether Form S-3 is available for secondary offerings to be made by affiliates of the issuer. The concern was that because the seller was an affiliate, the Division staff might consider the secondary offering a sale on behalf of the issuer and, in reality, a primary offering requiring the affiliate-registrant to meet the more stringent Form S-3 standards applicable to primary offerings by issuers. The Division staff had indicated, however, that secondary sales by affiliates may be made under General Instruction I.B.3. to Form S-3 relating to secondary offerings, even in cases where the affiliate owns more than 50% of the issuer’s securities, unless the facts clearly indicate that the affiliate is acting as an underwriter on behalf of the issuer. However, if the percentage is too high, it must be examined on a case-by-case basis.

     As stated in the telephone interpretation, the general rule is that secondary offerings by affiliates are not primary offerings by the issuer. The interpretation does provide two exceptions: (i) where there is a “clear indication” that the affiliate is acting as an underwriter on behalf of the issuer and (ii) where the affiliate owns too high a percentage of the stock of the issuer, in which case a case-by-case examination may be necessary.

     CAC and Fortune are plainly not “acting as an underwriter”. Any public resales of the securities under the Registration Statement will be for the benefit of CAC and Fortune and their shareholders. The Company will be limited to receiving an exercise price of $2.50 for 3,440,000 of the 4,440,000 of the Shares. Any such resales cannot be equated with a distribution for or on behalf of the issuer, an essential element for concluding that the affiliate is an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act.

     Despite the fact that CAC owns a high percentage of the Company’s stock, CAC acquired the stock as consideration for making a $500,000 line of credit available to the Company. The Company has represented to us that this transaction was not made with a view toward having CAC act as an underwriter for the Company’s stock.

United States Securities and Exchange Commission
October 27, 2004

     Finally, we note that Rule 415(a)(iv) states that:

“the term at the market offering means an offering of securities into an existing trading market for outstanding shares of the same class at other than a fixed price on or through the facilities of a national securities exchange or to or through a market maker otherwise than on an exchange.”

     There currently is no existing trading market for the Company’s common stock and the Shares will initially trade on the Over the Counter Bulletin Board. This is neither a “national securities exchange” or “through a market maker.” Accordingly, this offering is not an “at the market offering” under Rule 415(a)(iv).

14.	Please revise the footnotes to the Selling Security Holders table to indicate the material terms of the transactions pursuant to which the selling security holders received their securities. In this regard, we would expect to see information regarding the date of and consideration received in each transaction, any other material terms of the transactions, the exemptions from registration upon which you relied for the issuance of the securities and the facts that made such exemptions available. Additionally, the agreements governing such transactions should be filed as exhibits to the registration statement, See Item 601(b)(4) of Regulation S-B.

     We have revised the disclosure on page 16 in accordance with your comment. Please note that the Shares issued to CAC were issued pursuant to an Exchange Agreement which was previously filed.

Plan of Operations

Summary of our plan, p. 14

15.	Explain why you believe you will be able to rely on the exercise of warrants to provide the additional funds you will need to raise in the next 12 months. For example, do you think it is likely that the warrants will be in-the-money during the next 12 months? If not, why do you believe that you will be able to raise additional funds through the exercise of outstanding warrants?

     We have revised the disclosure on page 19 to discuss the Company’s anticipated sources of liquidity.

16.	Please revise to provide more information regarding the material terms of your joint venture with Playentertainment. We note your disclosure in the first paragraph of Note 7 to the financial statements.

We have revised the disclosure on page 22 in accordance with your comment

United States Securities and Exchange Commission
October 27, 2004

Revenue, p.14

17.	We note that AniDragon was released in August of 2003 but that you had not generated any revenues as of March 31, 2004. Please revise to explain why AniDragon has not provided any revenues for the Company in seven months, and disclose your expected timetable for generating revenues from this product.

     We have revised the disclosure on page 18 in accordance with your comment to explain that AniDragon has generated only nominal amounts of income which has been recorded as Miscellaneous Income. We have also revised the disclosure to clarify that the Company has not, and does not intend to, devote marketing resources to AniDragon.

Liquidity and Capital Resources, p.15

18.	In the last paragraph of this section, you indicate that past private placements of common stock will provide you with your immediate financial requirements to enable you to continue as a going concern. However, considering that, even including the proceeds of your past offerings of common stock, your total current assets were only $12,095, please revise to better explain the basis for your belief that past private placements will continue to provide you with additional funds, or revise as appropriate.

     We have revised the disclosure on page 19 to discuss the Company’s anticipated sources of liquidity.

19.	Consistent with your disclosure in Note 2 to the financial statements, describe with specificity your liabilities as of March 31, 2004. In this regard, please identify the related party to whom you owed $128,224 under the note. Confirm that you currently do not have any amount outstanding under any credit facility. We note your reference to a “previous revolving line of credit.”

     We have revised the disclosure on page 19 in accordance with your comment.

Business

20.	We note from your disclosure in this section and in other places throughout the document that you have license agreements regarding your right to use the “Fear Factor” and “Next Action Star” logos and related rights and that you are currently developing related products. Please revise to disclose the duration of these licenses. See Item 101(b)(7) of Regulation S-B. Additionally, the durations of any other current or future material license agreements should be disclosed as well.

     We have revised the disclosure on page 21-22 in accordance with your comment.

United States Securities and Exchange Commission
October 27, 2004

21.	Please revise to disclose the amount spent on research and development activities to date.

     We have revised the disclosure on page 20 in accordance with your comment.

Company Overview, page 16

22.	Describe in detail the business history of Playentertainment LLP addressing how long they have been in the business of developing and marketing video games for mobile and console applications. Address any related party relationship you may have with Playentertainment.

     We have revised the disclosure on pages 21-22 in accordance with your comment.

23.	Discuss the current status of the “Next Action Star” and “Fear Factor” games. We note that you intend to launch these products in September 2004.

     We have revised the disclosure on pages 1 and 21 in accordance with your comment.

Our Technology, p.17

AniGadget

24.	Please revise to better explain how this product works. For example, would you provide customers with hardware that connects to your online site and on which customers would play your games? Your current disclosure does not clearly indicate how the “device” relates back to your online distribution model.

     We have revised the disclosure on pages 2 and 22 in accordance with your comment.

Our Markets, p. 18

Mobile applications market

25.	Please supplementally provide us with support for your statement that “[d]omestic carriers generally have targeted a revenue split of 20% to the carrier and 80% to the developer.” Additionally, provide similar support for your statement on page 14 that “[w]ireless carriers in the United States offer a very favorable revenue sharing model with mobile application developers, with net revenue to the application developer generally exceeding 70 to 75% of monthly subscription fees.”

     We have revised the disclosure on pages 17 and 23 in accordance with your comment to reflect that these numbers reflect management’s belief based on initial discussions with carriers.

United States Securities and Exchange Commission
October 27, 2004

Description of Property, p.19

26.	We note that your lease will expire on September 30, 2004. In your next amendment, ensure that this section is updated to reflect whether you have entered into a new lease for the same space or whether you have negotiated a lease for a different location.

     We have revised the disclosure on page 24 in accordance with your comment to reflect a new lease term.

Management

Compensation Committee Interlocks and Insider Participation, p.21

27.	We note your disclosure on page 21 indicating that the directors on the compensation committee have no interlocking relationships. While you are not required to include this type of disclosure in your filing, if you choose to do so, please note that Item 402(j)(1)(iii) of Regulation S-K requires that this section include any disclosure required by Item 404 of Regulation S-K applicable to a member of the compensation committee. As Mr. Ward is the president of CodeFire Acquisition Corp., which has entered into transactions with the Company, this disclosure should be revised to include all applicable information required by Item 404. You need not repeat the same information under “Certain Relationships and Related Transactions” and may include an appropriate cross-reference to “Compensation Committee Interlocks and Insider Participation” in that section.

     In response to your comment, we have deleted the disclosure on page 25 regarding committee interlocks.

Executive Compensation

Summary Compensation Table, p.2l

28.	Revise your summary compensation table and related footnotes to disclose current information regarding the compensation received by all named executive officers in the last fiscal year. In this regard, we note that the current disclosure reflects only compensation amounts paid from January through March of 2003. Ensure that similar disclosure throughout the document is updated as well.

     We have revised the disclosure on page 26 in accordance with your comment.

Employment Agreements, p.22

29.	Your disclosure in this section indicates that Mr. Comstock was granted options covering 100,000 shares of common stock in fiscal 2003. However, the summary compensation and option grant tables indicate that Mr. Comstock was granted

United States Securities and Exchange Commission
October 27, 2004

options covering only 50,000 shares in fiscal 2003. Please revise as appropriate or advise.

     We have revised the disclosure on page 26 in accordance with your comment. On July 1, 2003, Mr. Comstock was issued 250,000 shares of common stock, and options to purchase 50,000 shares of common stock, pursuant to his employment agreement. The Executive Compensation Table has been amended accordingly.

Plan of Distribution

30.	You indicate that the selling security holders may offer their shares in connection with short sales, including short selling against the box. Tell us whether the selling security holders have any open short positions. In your response letter, please advise us that the Company and the selling stockholders are aware of CF Tel. Interp. A.65

     We have been advised that no selling security holders have any open short positions. The Company and the selling security holders are aware of CF Tel. Interp.A.65.

Determination of Offering Price, p.25

31.	In addition to revising this section consistent with our comment above, please revise to disclose how the initial offering price will be determined. In this regard, we note your statement on page 11 that the initial offering price will be determined through negotiations between the selling representatives and the Company.

     We have revised the disclosure on pages 13 and 30 in accordance with your comment.

Recent Sales of Unregistered Securities

32.	Please expand the disclosure in this section to provide all of the information required by Item 701 of Regulation S-B. In this regard, we note that the date, title and amount of securities issued in all transactions should be disclosed, as well as the total offering price involved in such transactions, the exemptions from registration upon which you relied in issuing the securities and the facts that made such exemptions available.

     We have revised the disclosure on pages II-2 and II-3 in accordance with your comment.

Exhibits

33.	We note from page 28 that you entered into a license agreement with CAC to obtain the development and marketing rights to the AniDragon software. Please ensure that this agreement is filed with your next amendment. Additionally, we note from page 17 that you have two licensed, branded products currently under development under a joint venture agreement with Playentertainment. While we

United States Securities and Exchange Commission
October 27, 2004

note that you have filed the joint venture agreement, as the licenses for “Fear Factor” and “Next Action Star” appear to be material to your business for purposes of Item 601(b)(10), they should be filed as exhibits to your next amendment.

     The Company believes its license agreements with CAC relating to AniDragon and the Fear Factor and Next Action Star licenses are ordinary course agreements which do not need to be filed under Item 601(b)(10). Additionally, management of the Company believes that AniDragon license with CAC contains terms that represent market price payments for such intellectual property. As described on page 20 of the initial filing of the Registration Statement, the Company’s strategy contemplates “entering into strategic licensing agreements with respect to high-profile intellectual properties.” Since that time, the Company has entered into three new license agreements relating to golf products from Phil Mickelson, Dave Pelz and Rick Smith. While the AniDragon, Fear Factor, Next Action Star, Phil Mickelson, Dave Pelz and Rick Smith licenses are the only licenses the Company current holds, it is anticipated that the Company will continue to enter into multiple license agreements for intellectual property it can build various products around. As such, the Company believes these are ordinary course agreements and does not believe that filing each of these agreements is or will be required under Item 601(b)(10).

Signatures

34.	While we note that the filing has been signed by your President and CFO, as well as your directors, please note that your next amendment should also be signed by your chief executive officer and your controller or principal accounting officer. See Instruction 1 of the Form SB-2 Instructions for Signatures. If these positions are held by individuals who are already signing the filing, revise to include the additional titles by their names.

     We have updated the signature page in accordance with your comment.

ACCOUNTING COMMENTS

35.	The registrant must file an audited financial statement as of a date within 135 days before the initial filing date of the registration statement since the issuers existed for a period less than one fiscal year. See Item 310(a) of Regulation S-B. The staff will not commence its review until such audited financial statements are included in the next amended registration statement. The financial statements for the six months ending March 31, 2004 should be audited and the three months ending June 30, 2004 can be presented on an unaudited basis.

     The financial statements included in the amended registration have been audited as of June 30, 2004.

United States Securities and Exchange Commission
October 27, 2004

36.	Revise to provide updated financial information throughout the registration statement as required by Item 310(b) of Regulation S-B.

     We have revised the registration statement through as requested.

Prospectus Summary, page 1

37.	You state that you are in the process of developing and acquiring core technologies. Tell us and discuss in detail the nature of the core technologies that are being developed and acquired including the costs to acquire, develop and make ready for consumer use. Indicate how this technology relates to AniDragon launched in August 2003. Define and clarify what you mean by using the term launched since it implies that you have successfully developed a product.

     We have revised the disclosure on pages 1, 2 and 18 in accordance with your comment.

38.	Discuss in detail the joint venture entered into to develop and publish the mobile video game based on Fear Factor and the forthcoming reality series Next Action Star. Disclose who the joint venture is with and what percentage ownership the company has. Indicate whether you have already acquired or licensed the right to use Fear Factor or Next Action Star. If so, describe the nature of the consideration exchanged to acquire this right. That is, explain whether the affiliate of Playentertainment can assign the rights to the joint venture.

     We have revised the disclosure on pages 1, 2 and 21-22 in accordance with your comment.

39.	Describe in detail the following:

•	The specific nature of the individual core technologies you have developed to date, which can be used on mobile devices, personal computers and console platforms.

•	The nature and terms of the strategic license agreements you have entered into to date with respect to high-profile intellectual properties.

We have revised the disclosure on pages 1, 2, 21-23 in accordance with your comment.

Risk Factors page 3

40.	Tell us and disclose on page 6 who performs the internal quality assurance testing and customer testing of the company’s pre-commercial releases. Indicate if there are any customers who are currently testing your products.

     We have modified the disclosure on page 8 to delete the reference to customer testing of pre-commercial releases. Testing of each product is conducted internally and pre-commercial versions are made available to both the licensors of intellectual property involved in the game

United States Securities and Exchange Commission
October 27, 2004

and the wireless carriers that will test the products to confirm they are compatible with their networks.

41.	Disclose when the simulated 3D graphics was commercially deployed. Disclose the manner in which it is deployed.

     We have modified the disclosure on page 22 to indicate that the Company’s simulated 3D technology was used in AniDragon.

Plan of Operations pages 14-15

Summary of Our Plan, page 14

42.	Please revise this section to provide quantified information supporting your belief that you can satisfy the cash requirements of your current operations for the next 12 months. In this regard, we note from page 15 that your cash and cash equivalents as of March 31, 2004 was $699 and that you had total current liabilities of $204,345 and total current assets of only $12,095. Indicate the amount of cash needed to fund operations and the type of expenditures to be incurred. If you are relying on exercise of the warrants, indicate this fact and the ability of the equity holders to exercise them, including their relationship to you. In addition, you disclose that you plan to continue to devote resources to research and development. Expand this discussion to include the current status of the products under development and the amount expensed to date and the amount required to be expended to bring the products to commercial feasibility.

     We have modified the disclosure on pages 17-19 to discuss the Company’s cash requirements, anticipated sources of liquidity and the amount required to bring products under development (Fear Factor and Next Action Star) to commercial feasibility.

Revenue, page 14

43.	Tell us and disclose clearly whether you have entered into any contractual relationships with any of the wireless carriers in the United States that you note in this discussion.

     We supplementally advise you that the Company has not entered into any contractual relationships with any wireless carriers and has modified the disclosure on pages 17 and 23 to indicate that only preliminary discussions have been held with such carriers.

44.	Discuss in greater detail the nature and terms of your Letter of Intent with Quicksilver Software Inc. Describe more fully the Icon Messenger and SpellStrike products that are part of the proposed letter of intent with Quicksilver. We note the letter of intent is dated May 17, 2003 and that a number of the individuals identified in the letter are no longer with the Company. It does not appear that the terms and conditions of the Letter of Intent were ever met or

United States Securities and Exchange Commission
October 27, 2004

addressed by the parties involved. Your disclosures should be revised to provide updated information regarding the status of the Letter of Intent throughout the document.

     We have modified the disclosure on page 33 with respect to Quicksilver. The Company advises you supplementally that the terms of the Letter of Intent with Quicksilver were not met and there has been no final agreement with Quicksilver as to Icon Messenger or SpellStrike.

45.	Disclose how you have accounted for the option to purchase Quicksilver’s share of future revenue for either $1 million or 5 times their share of the project’s highest annual revenue. Disclose the specific terms of the purchase option. Indicate whether Quicksilver has the option to sell its share to the company. We may have further comment.

     Because the terms of the Letter of Intent with Quicksilver were not met, we have removed the description of the letter of intent. We note that we have added disclosure relating to litigation with Quicksilver on page 34. Although the previously file registration statement referred to the company “reserving” the option to purchase Quicksilver shares, the word “reserve” was not meant as an accounting reserve. Rather, the Company had the right, but not the obligation, to purchase QuickSilver’s future revenue stream related to the Product (as defined therein). Because of this, the Company has not accounted for this option. Quicksilver does not have the right to require the Company to purchase Quicksilver’s future revenue stream related to the Product.

46.	Discuss the nature of the “miscellaneous income” recognized during each period presented. Indicate whether any of this income is recurring.

     We have revised the disclosure on page 18 in accordance with your comment to reflect this income was related to AniDragon.

Expenses, pages 14-15

47.	Revise you statement to clarify that one member of management has experience in the area of design, illustration and animation and that the rest of the management team has no real experience in developing software products. In this regard, clearly indicate the need to hire people with relevant experience and the cost associated with that effort.

     We have revised the disclosure on page 20 in accordance with your comment.

48.	Describe in detail the type of general and administrative expenses incurred for each period presented in the financial statements. Also, disclose who provided the services and the nature of consideration paid (i.e., payment in form of equity securities). We may have further comment.

United States Securities and Exchange Commission
October 27, 2004

     We have revised the disclosure on page 19 in accordance with your comment. General and administrative expenses do not involve related parties, with the exception of John Ward’s wife, Kris Ward, who receives a monthly salary of approximately $2,000, paid in cash.

     Payments made in the form of equity securities are disclosed on the statement of changes in stockholders’ equity.

Liquidity and Capital Resources, Page 15

49.	Revise to clearly disclose how you will fund your liquidity needs on a short-term and long-term basis. Identify the sources of liquidity utilized in the past and indicate the availability of these sources in the future. In this regard, indicate how you have relied on related parties to provide loans to help finance your operations and describe their ability to continue to finance the company’s operations. Also, disclose how you have utilized equity securities to pay for operating expenditures and your ability to continue to use this form of consideration in future transactions.

     We have modified the disclosure on pages 17-19 to discuss the Company’s cash requirements and anticipated sources of liquidity.

Business, pages 16-19

50.	With respect to the “Next Action Star” and “Fear Factor” games you intend to launch in September of 2004, address how you plan to distribute and publish them as well as provide the financing given your current state of financial condition and given the fact that you only have 4 full time employees.

     We have modified the disclosure on page 19 to discuss the Company’s sources of liquidity and pages 1 and 17-18 to discuss the distribution of these products.

51.	Revise your discussion of your “Strengths” to specifically disclose how you have improved the interface between the machine and the user. Additionally, discuss in detail the technologies you have developed and are refining which will be used to enable interactive multiplayer game play on various platforms.

     We have revised the disclosure on pages 1-2 and 20-21 to discuss the Company’s Strengths.

Certain Relationships, page 28

52.	Based on your disclosures it appears that on December 31, 2003 you entered into a transaction where you issued CAC, 1 million shares of common stock valued at $.50 per share (a total value of $500,000) for payment of all funds outstanding under the revolving line of credit. The funds outstanding at that point in time were $64,783 in principal and $11,078 in interest for a total of $75,861. Disclose how you accounted for the difference in the value paid off under the line of credit

United States Securities and Exchange Commission
October 27, 2004

and the value given to CAC. Additionally, address how you determined the fair value of the common stock to be 5.50 per share at 12/31/2003. Reconcile these disclosures to the information in Note 2 to the financial statements. We may have further comments.

     The balance under the revolving line of credit of $75,861, of which $64,783 relates to principal and $11,078 to interest, is the remaining balance after the transaction noted above was recorded (the repayment of $500,000). Not all of the revolving line of credit was repaid. The fair value of the common stock was not determined to be $5.50 as indicated above, but rather $0.50. The fair value was determined through negotiations with CAC and involved the conversion of the cash advances from the line of credit of $500,000.

Accountants Report

53.	Revise the accountants report to include the name of the independent accountant.

     We have revised the report in accordance with your comment.

54.	Based on the information presented in the registration statement it is unclear to the staff why the accountants report makes no reference to the operation of the company as a going concern. Please advise.

     The revised opinion relating to the June 30, 2004 financial statements discuss the Company’s ability to continue as a going concern.

55.	We note your disclosure under the “Experts” section on page 30 that the independent accountants reviewed the interim period financial statements. Please revise to file the review report as required by Item 310(b) of Regulation S-B.

     We have revised the disclosure on page 35 to remove the reference to reviewed interim financial statements and instead to reference the audited financial statements.

Financial Statements

Income Statement, page F-4

56.	Revise the cumulative loss column to specifically identify that this information is representative of the losses from the date of inception (January 29, 2003) through the date of the most recent period presented (March 31, 2004).

     The Financial Statements have been revised in accordance with your comments.

57.	If there were 6,635,000 shares outstanding at September 30, 2003 and there were 7,825,000 shares outstanding at March 31, 2004, then explain why the weighted average shares outstanding for the 6 month period ending March 31, 2004 is only 6,414,590? It appears that the amount should be greater than the number of shares outstanding as of September 30, 2003. Please advise.

United States Securities and Exchange Commission
October 27, 2004

     The weighted average shares outstanding is shown as of June 30, 2004 to be 7,444,270. The information regarding March 31, 2004 has been deleted.

Statement of Stockholders Equity page F-5

58.	Tell us why there was no additional paid in capital recognized in conjunction with the issuance of common stock during the fiscal period ended September 30, 2003.

     Management believes that there was no intrinsic value of the Company at the time of its organization and thus the stock was valued at par value. Accordingly, no additional paid in capital was recorded.

59.	Disclose in the notes to the financial statements and in the business section, the parties involved, the nature and terms of the software purchase agreement entered into during the six-month period ended March 31, 2004. If purchased from a stockholder, indicate their ownership percentage and their cost in the software. Additionally, describe how you are accounting for the software including why the amount was expensed. We may have further comment.

     This software was not purchased from an existing stockholder. It was purchased from Fortune Labs who was an independent third party at the time of the purchase. The software was expensed due to the determination that the threshold of technological feasibility was not definitively met. Software as disclosed in Financial Statement Note 1-Accounting Policies is accounted for in accordance with SFAS No. 86.

Notes to the Financial Statements

General

60.	Revise to provide the disclosures required by paragraph 11(d)(3) of SFAS 7 as it relates to the issuance of common stock for noncash consideration. Describe how fair value was determined for each transaction.

     Additional disclosure has been added throughout the Notes in accordance with your comments.

61.	Revise to provide an accounting policy that addresses SOP 98-5.

     We have added the requested disclosure in the Notes to discuss the expensing of organization costs.

Note 1 Accounting Policies, pages F-7 to F-10

62.	Supplementally provide a summary of the components that are included in the line item “prepaid expenses”. Provide disclosure of your accounting policy for any significant component.

United States Securities and Exchange Commission
October 27, 2004

          We advise you supplementally of the following components:

June 30, 2004:	September 30, 2003:

Prepaid payroll $7,225	Prepaid Professional Fee $15,861
Prepaid Insurance $7,010	Prepaid Insurance $3,562

          Additional disclosure has been added to Financial Statement Note 1-Accounting Policies.

63.	Provide an accounting policy which address the types of expenses included within the line item “general and administrative expense” in the statement of operations. If related parties have provided these expenses then you should clearly describe what services have been provided and how these services were valued. In addition, revise to disclose the amount of research and development expense. See paragraph 13 of SFAS 2.

     We have added additional disclosure to Financial Statement Note 1-Accounting Policies in response to your comment. We have also added specific discussion with respect to research and development costs.

     General and administrative expenses consist primarily of employee salaries and related payroll expenses, lease payments and utilities costs for our office facility, consulting fees, professional fees, insurance, and office expenses.

     General and administrative expenses do not involve related parties, with the exception of John Ward’s wife, Kris Ward, who receives a monthly salary of approximately $2,000, paid in cash.

64.	Provide an accounting policy, which addresses and identifies what is included in the line item “miscellaneous income.”

     We have revised the disclosure contained in Financial Statement Note 1-Accounting Policies in response to your comment.

Note 3 Stock Options, page F-11

65.	Disclose to whom you granted the stock options on July 1, 2003. Disclose the number of options, which were exercisable at September 30, 2003 and also on March 31, 2004. Indicate the fair value of the underlying shares of common stock on the date the options were granted. Describe how the fair value was determined. Additionally, indicate whether you have issued any options subsequent to your reporting periods.

     We have revised the disclosure contained in Financial Statement Note 3 in response to your comment. The options were issued to three employees who were not deemed to be related parties, officers, or directors.

United States Securities and Exchange Commission
October 27, 2004

Note 4 Warrants, page F-12

66.	Disclose why the warrants were issued to both CAC and Fortune Lab LLC on December 31, 2003. Describe how you are accounting for this issuance. Explain why you did not ascribe a fair value to them. These options should be valued in accordance with paragraphs 8 and 9 of SFAS 123 (i.e., the option-pricing model must include a volatility factor).

     We have revised the disclosure contained in Financial Statement Note 4 in response to your comment. Fair value was determined by use of the Black-Scholes Option Pricing Model, and was determined to be de minimus.

Note 5 Commitments and Contingencies, page F-13

67.	We note the disclosure within the business section, which indicates that your lease expires on September 30, 2004. Please revise to provide the current status of this lease.

     We have revised the disclosure on page 24 in accordance with your comment.

Note 6 Income Taxes, page F-13

68.	Revise to provide all of the disclosures required by paragraph 43 of SFAS 109.

     The disclosure in Note 6 to the Financial Statements has been reviewed for compliance with paragraph 43 of SFAS 109.

Note 7 Investments — Joint Ventures

69.	We note you have a 50% ownership interest in Playentertainment. Tell us why you will account for this investment under the equity method as opposed to consolidation in accordance with FIN 46. Identify any other variable interest in the joint venture. Also, address Playentertainment’s ability to convert its interest into shares of common stock of the company. Please advise.

     Please note that this investment is shown to be accounted for under the consolidation method of accounting as of June 30, 2004.

     We have revised our disclosure for the joint venture to state the following:

The joint venture agreement entitles Playentertainment to convert its 50% ownership interest in the joint venture into 200,000 shares of restricted common stock during the first two years of the joint venture.

70.	It is unclear to us why you have reflected both an asset and an offsetting liability in the balance sheet as of March 31, 2004. Tell us what authoritative accounting literature you are following in accounting for the joint venture agreement. Also,

United States Securities and Exchange Commission
October 27, 2004

tell us what consideration you gave to including financial statements of the Joint Venture since it represents a material investment for the company. We may have further comment.

     Please note that this investment is shown to be accounted for under the consolidation method of accounting as of June 30, 2004.

71.	The disclosures indicate that Playentertainment can convert its Membership interest in the joint venture into shares of common stock. Disclose into what shares the membership interests may be converted.

     We have revised the disclosure on page 22 in accordance with your comment.

Item 26. Recent Sales of Unregistered Securities, page II-1.

72.	You disclose that John R. Ward transferred, by gift, approximately 3,044,000 shares of common stock. Indicate who received these shares and explain the reasons for the transfer. Refer to SAB Topic 5 (T).

     Mr. Ward is the founder of both Teknik and CodeFire Acquisition Corp. (“CAC”) and we have been advised that he distributed shares held by him in Teknik to certain shareholders of CAC in connection a transaction unrelated to the Company. We have been advised further that Mr. Ward’s decision to distribute a portion of his Teknik shares was based on his decision to reward CAC shareholders for their involvement in CAC.

     Please direct any inquiries or comments to the undersigned at (602) 528-4134. My fax number is (602) 253-8129.

Sincerely,

/s/ Gregory R. Hall

Gregory R. Hall

GRH/sgh